Share Capital - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Year $ / shares	Dec. 31, 2020 CAD ($) Year $ / shares	Dec. 31, 2019 CAD ($) Year $ / shares
Disclosure Of Detailed Information About Share Capital [Abstract]
Risk fee rate	2.54%	0.00%	0.00%
Expected life (years) | Year	5	0	0
Volatility	113.00%	0.00%	0.00%
Expected Dividend | $	$ 0	$ 0	$ 0
Expected forfeiture rate	0.00%	0.00%	0.00%
Exercise price	$ 0.4	$ 0	$ 0
Grant date fair value	$ 0.32	$ 0	$ 0